Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) for our Chief Executive Officer, also referred to as our principal executive officer (“PEO”), and our other Named Executive Officers (“NEOs”) and certain financial performance metrics of the Company for the fiscal years listed below. The Human Resources and Compensation (HRC) Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information on the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to “Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	SCT Total for PEO(1)	Compensation Actually Paid (CAP) total for PEO(2)	Average SCT Total for Non- PEO NEOs(3)	Average CAP to Non-PEO NEOs(4)	Azenta TSR(5)	Company Peer Group(6)	S&P 1500 Life Sciences Tools & Services Industry Index(7)	GAAP Net Income(8)	Revenue(9)
2023	$5,554,462	$5,753,017	$1,587,464	$1,664,874	$109	$80	$109	-$12.9	$665.0
2022	$4,668,377	-$8,289,063	$2,357,741	-$184,501	$93	$82	$110	-$11.3	$552.0
2021	$5,290,656	$21,015,659	$1,897,530	$6,261,160	$222	$150	$143	$111.9	$1,178
*
Financials for 2021 are based on a combined Life Sciences and Semi-conductor equipment company and are pre-separation of the businesses and the closing of the sale of the semiconductor automation business on February 1, 2022.

(1)	Amounts shown are the amounts of total compensation reported for Dr. Schwartz, our CEO, for each corresponding year in the Total column of the Summary Compensation Table (SCT).
(2)
Amounts represent the amount of CAP to Dr. Schwartz, as calculated in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Schwartz’s total compensation for each year to determine the CAP:

Year	Reported SCT Total for PEO	Reported Value of Equity Awards Granted in the Year(a)	Equity Awards Adjustments(b)	Compensation Actual Paid to PEO
2023	$5,554,462	-$4,500,037	$4,698,592	$5,753,017
2022	$4,668,377	-$3,500,031	-$9,457,409	-$8,289,063
2021	$5,290,656	-$3,000,067	$18,725,070	$21,015,659
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column of the SCT for the corresponding fiscal year.
(b)	The equity award adjustments are calculated in accordance with the SEC rules as shown in the table below.

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2023	$3,791,453	$473,115	$434,024	$4,698,592
2022	$1,311,173	-$5,025,180	-$5,743,403	-$9,457,409
2021	$7,845,742	$7,286,596	$3,592,733	$18,725,070
(3)
Amounts reported in this column represent the average of the amounts reported in for the Company’s NEOs, excluding Dr. Schwartz. Messrs. Robertson, Joseph and Vacha and Dr. Gray are the Non-PEO NEOs in 2023. Messrs. Robertson and Joseph, Dr. McManus and Ms. Sriram are the Non-PEO NEOs in 2022. Messrs. Robertson, Jarzynka and Vacha, and Dr. Liao are the Non-PEO NEOs in 2021.

(4)
The amounts reported in this column represent the average amount of CAP to the Non-PEO NEOs (excluding Dr. Schwartz), as computed in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each year to determine the CAP:

Year	Average Reported SCT Total for Non- PEO NEOs	Average Reported Value of Equity Awards Granted in the Year(a)	Average Equity Award Adjustments(b)	Average Compensation Actual Paid to Non-PEO NEOs
2023	$1,587,464	-$1,012,541	$1,089,951	$1,664,874
2022	$2,357,741	-$1,483,811	-$1,058,430	-$184,501
2021	$1,897,530	-$900,027	$5,263,658	$6,261,160
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column of the SCT for the corresponding fiscal year.
(b)	The equity award adjustments are calculated in accordance with the SEC rules as shown in the table below.

Year	Average Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2023	$853,105	$119,954	$116,893	$1,089,951
2022	$687,646	-$785,402	-$960,674	-$1,058,430
2021	$1,877,406	$2,382,731	$1,003,520	$5,263,658
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
The peer group for TSR is Azenta’s peer group used in the Company’s performance graph under Item 201 of Regulation S-K included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2023, which includes the following companies: Angiodynamics Inc, Caredx Inc, Certara Inc, Haemonetics Corp, Icu Medical Inc, Integra Lifesciences Holdings Corp, Maravai Lifesciences Holdings Inc, Medpace Holdings Inc, Neogenomics Inc, Orasure Technologies Inc, Repligen Corp, Sotera Health Co, and Varex Imaging Corp. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year for the Company and the peer group.

(7)
This is supplemental information provided by the Company showing the TSR using the S&P 1500 Life Sciences Tools & Services Industry Index. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year for the Company and the peer group.

(8)	The amount shown is the net income reflected in the Company’s consolidated audited financial statements for the applicable year.
(9)
Revenue from continued operations for the applicable year. Revenue for 2021 is based on a combined Life Sciences and Semi-conductor equipment company and are pre-separation of the businesses and the closing of the sale of the semiconductor automation business on February 1, 2022.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(3)
Amounts reported in this column represent the average of the amounts reported in for the Company’s NEOs, excluding Dr. Schwartz. Messrs. Robertson, Joseph and Vacha and Dr. Gray are the Non-PEO NEOs in 2023. Messrs. Robertson and Joseph, Dr. McManus and Ms. Sriram are the Non-PEO NEOs in 2022. Messrs. Robertson, Jarzynka and Vacha, and Dr. Liao are the Non-PEO NEOs in 2021.

Peer Group Issuers, Footnote [Text Block]
(6)
The peer group for TSR is Azenta’s peer group used in the Company’s performance graph under Item 201 of Regulation S-K included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2023, which includes the following companies: Angiodynamics Inc, Caredx Inc, Certara Inc, Haemonetics Corp, Icu Medical Inc, Integra Lifesciences Holdings Corp, Maravai Lifesciences Holdings Inc, Medpace Holdings Inc, Neogenomics Inc, Orasure Technologies Inc, Repligen Corp, Sotera Health Co, and Varex Imaging Corp. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year for the Company and the peer group.

(7)
This is supplemental information provided by the Company showing the TSR using the S&P 1500 Life Sciences Tools & Services Industry Index. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year for the Company and the peer group.

PEO Total Compensation Amount	$ 5,554,462	$ 4,668,377	$ 5,290,656
PEO Actually Paid Compensation Amount	$ 5,753,017	(8,289,063)	21,015,659
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts represent the amount of CAP to Dr. Schwartz, as calculated in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Schwartz’s total compensation for each year to determine the CAP:

Year	Reported SCT Total for PEO	Reported Value of Equity Awards Granted in the Year(a)	Equity Awards Adjustments(b)	Compensation Actual Paid to PEO
2023	$5,554,462	-$4,500,037	$4,698,592	$5,753,017
2022	$4,668,377	-$3,500,031	-$9,457,409	-$8,289,063
2021	$5,290,656	-$3,000,067	$18,725,070	$21,015,659
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column of the SCT for the corresponding fiscal year.
(b)	The equity award adjustments are calculated in accordance with the SEC rules as shown in the table below.

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2023	$3,791,453	$473,115	$434,024	$4,698,592
2022	$1,311,173	-$5,025,180	-$5,743,403	-$9,457,409
2021	$7,845,742	$7,286,596	$3,592,733	$18,725,070

Non-PEO NEO Average Total Compensation Amount	$ 1,587,464	2,357,741	1,897,530
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,664,874	(184,501)	6,261,160
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The amounts reported in this column represent the average amount of CAP to the Non-PEO NEOs (excluding Dr. Schwartz), as computed in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each year to determine the CAP:

Year	Average Reported SCT Total for Non- PEO NEOs	Average Reported Value of Equity Awards Granted in the Year(a)	Average Equity Award Adjustments(b)	Average Compensation Actual Paid to Non-PEO NEOs
2023	$1,587,464	-$1,012,541	$1,089,951	$1,664,874
2022	$2,357,741	-$1,483,811	-$1,058,430	-$184,501
2021	$1,897,530	-$900,027	$5,263,658	$6,261,160
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column of the SCT for the corresponding fiscal year.
(b)	The equity award adjustments are calculated in accordance with the SEC rules as shown in the table below.

Year	Average Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2023	$853,105	$119,954	$116,893	$1,089,951
2022	$687,646	-$785,402	-$960,674	-$1,058,430
2021	$1,877,406	$2,382,731	$1,003,520	$5,263,658

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid (CAP) and Cumulative Total Shareholder Return (TSR)
Below is a table that compares the CAP for the PEO and Non-PEO NEOs for the past three fiscal years (FY2021, FY2022 and FY2023) against the cumulative three year TSR performance for Azenta from October 1, 2020 – September 30, 2023, for Azenta’s financial peer group and, as supplemental information, for the S&P 1500 Life Sciences Tools & Services Industry Index.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid (CAP) and GAAP Net Income
Below is a table that compares the CAP for the PEO and Non-PEO NEOs for the past three fiscal years (FY2021, FY2022 and FY2023) against GAAP Net Income performance for the related year.

*
Net Income for 2021 are based on a combined Life Sciences and Semi-conductor equipment company and are pre-separation of the businesses and the closing of the sale of the semiconductor automation business on February 1, 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid (CAP) and Revenue
Below is a table that compares the CAP for the PEO and Non-PEO NEOs for the past three fiscal years (FY2021, FY2022 and FY2023) against Annual Revenue performance for the related fiscal year.

*
Revenue for 2021 are based on a combined Life Sciences and Semi-conductor equipment company and are pre-separation of the businesses and the closing of the sale of the semiconductor automation business on February 1, 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid (CAP) and Cumulative Total Shareholder Return (TSR)
Below is a table that compares the CAP for the PEO and Non-PEO NEOs for the past three fiscal years (FY2021, FY2022 and FY2023) against the cumulative three year TSR performance for Azenta from October 1, 2020 – September 30, 2023, for Azenta’s financial peer group and, as supplemental information, for the S&P 1500 Life Sciences Tools & Services Industry Index.

Tabular List [Table Text Block]
Financial Performance Measures
The Company’s executive compensation program reflects our pay for performance philosophy, as described in the “Compensation Discussion and Analysis” above. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on their alignment with the Company’s strategic objectives and their ability to increase value to our stockholders. The most important financial performance measures used by the Company to determine executive compensation paid to the Company’s NEOs, for the most recent compensation fiscal year are as follows:
•	Revenue
•	Adjusted EPS
•	Adjusted EBITDA
•	ROIC
•	Adjusted Free Cash Flow
•	Adjusted Operating Profit
These are non-GAAP measures. Appendix A of this Proxy defines these and other non-GAAP financial measures and reconciles them to the most directly comparable historical GAAP financial measures.
While the Company used several performance measures to align the executive compensation program with Company performance, as shown above, they are not all presented in the Pay versus Performance table. The Company has chosen to focus on Revenue because it has the most significant impact on compensation. Additionally, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year.

Total Shareholder Return Amount	$ 109	93	222
Peer Group Total Shareholder Return Amount	80	82	150
Peer Group Total Shareholder Return Amount 1	109	110	143
Net Income (Loss)	$ (12,900,000)	$ (11,300,000)	$ 111,900,000
Company Selected Measure Amount	665,000,000	552,000,000	1,178,000,000
PEO Name	Dr. Schwartz	Dr. Schwartz	Dr. Schwartz
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Profit
PEO [Member] | Reported Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,500,037)	$ (3,500,031)	$ (3,000,067)
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,698,592	(9,457,409)	18,725,070
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,791,453	1,311,173	7,845,742
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	473,115	(5,025,180)	7,286,596
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	434,024	(5,743,403)	3,592,733
Non-PEO NEO [Member] | Reported Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,012,541)	(1,483,811)	(900,027)
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,089,951	(1,058,430)	5,263,658
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	853,105	687,646	1,877,406
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	119,954	(785,402)	2,382,731
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 116,893	$ (960,674)	$ 1,003,520